Financial instruments by category	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category	Financial instruments by category
The table below details the financial instruments as of March 31, 2025:

As of March 31, 2025
(EUR thousand)
Assets as per statements of financial position	At amortized cost	At FVPL	At FVOCI	Total
Trade receivables	248,383	—	—	248,383
Cash and cash equivalents	123,783	—	—	123,783
Other receivables (1)	49,266	—	—	49,266
Other financial assets	12,586	2,751	2,888	18,225
Balance as of March 31, 2025	434,018	2,751	2,888	439,657
(1) excluding other non-financial receivables

As of March 31, 2025
(EUR thousand)
Liabilities as per statements of financial position	At amortized cost	At FVPL	At FVOCI	Total
Loans and borrowings	532,740	—	—	532,740
Trade payables	295,346	—	—	295,346
Accrued liabilities (1)	51,849	—	—	51,849
Other financial liabilities	65,031	3,112	1,590	69,733
Other current liabilities (1)	31,933	—	1,612	33,545
Balance as of March 31, 2025	976,899	3,112	3,202	983,213
(1) excluding other non-financial liabilities
The table below details the financial instruments as of March 31, 2024:

As of March 31, 2024
(EUR thousand)
Assets as per statements of financial position	At amortized cost	At FVPL	At FVOCI	Total
Trade receivables	248,227	—	—	248,227
Cash and cash equivalents	87,462	—	—	87,462
Other current receivables (1)	33,260	44	1,640	34,944
Other financial assets	13,388	2,512	—	15,900
Other investments	—	—	4,995	4,995
Balance as of March 31, 2024	382,337	2,556	6,635	391,528
(1) excluding other non-financial receivables

As of March 31, 2024
(EUR thousand)
Liabilities as per statements of financial position	At amortized cost	At FVPL	At FVOCI	Total
Loans and borrowings	588,867	—	—	588,867
Trade payables	281,998	—	—	281,998
Accrued liabilities (1)	48,691	—	—	48,691
Other financial liabilities	28,699	4,294	—	32,993
Other current liabilities (1)	22,659	—	—	22,659
Balance as of March 31, 2024	970,914	4,294	—	975,208
(1) excluding other non-financial liabilities